Loss Per Share Attributable to Ordinary Equity Holders of the Company (Tables)	12 Months Ended
Dec. 31, 2024
Loss Per Share Attributable to Ordinary Equity Holders of the Company [Abstract]
Schedule of weighted average number of ordinary shares

The calculation of the basic loss per share amounts is based on the loss for the year attributable to ordinary equity holders, and the weighted average number of ordinary shares of in issue during the period.

	2024	2023	2022
	US$	US$	US$
	per share	per share	per share

Basic and diluted loss per share
Total basic and diluted loss per share attributable to the ordinary equity holders of the Company	(0.94)	(17.92)	(102.43)

	2024	2023	2022
	US$	US$	US$
Loss
Loss attributable to the equity shareholders of the Company	37,787,339	172,600,513	49,441,815

	2024	2023	2022

Number of shares
Weighted-average number of ordinary shares	40,404,943	9,632,562	482,689